ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 9.4%
Auto Components 0.1%
Johnson Controls	2,800	331
		331
Automobiles 0.3%
Ford Motor (1)	59,700	507
Harley-Davidson	6,000	277
		784
Diversified Consumer Services 0.4%
Apollo Group, Class A (1)	1,600	96
H&R Block	37,400	792
		888
Hotels, Restaurants & Leisure 1.3%
Carnival	5,000	242
Hilton	2,700	126
International Game Technology	27,000	1,164
Marriott, Class A	20,700	900
MGM Mirage (1)	3,700	331
Starbucks (1)	10,200	267
Wyndham Worldwide	5,500	180
		3,210
Household Durables 0.5%
D. R. Horton	11,800	151
Fortune Brands	1,800	147
Harman International	2,700	234
KB Home	10,700	268
Lennar, Class A	10,600	240
Newell Rubbermaid	9,700	279
		1,319
Internet & Catalog Retail 0.6%
Amazon.com (1)	14,800	1,379
Expedia (1)	4,000	127
		1,506
Leisure Equipment & Products 0.1%
Brunswick	1,600	36
Hasbro	1,500	42
Mattel	6,100	143
		221
Media 2.6%
Cablevision Systems, Class A (1)	7,500	262
Disney	32,100	1,104
EchoStar Communications, Class A (1)	6,300	295
Lamar Advertising	7,900	387
McGraw-Hill	8,100	412
Meredith	2,900	166
News Corp., Class A	46,500	1,022
Omnicom	8,200	394
Scripps, Class A	5,900	248
Shaw Communications, B Shares	21,400	532
Time Warner	42,800	786
Time Warner Cable (1)	19,700	646
Tribune	3,172	87
		6,341
Multiline Retail 1.2%
Kohl's (1)	28,300	1,622
Target	20,040	1,274
		2,896
Specialty Retail 1.9%
Bed Bath & Beyond (1)	35,500	1,211
Best Buy	2,325	107
Home Depot	39,040	1,267
Lowes	31,960	896
Ross Stores	11,500	295
Sherwin-Williams	2,000	131
TJX	21,500	625
		4,532
Textiles, Apparel & Luxury Goods 0.4%
Coach (1)	12,900	610
Nike, Class B	3,900	229
		839

Total Consumer Discretionary		22,867
CONSUMER STAPLES 9.1%

Beverages 2.1%
Anheuser-Busch	20,775	1,039
Coca-Cola	30,540	1,755
Coca-Cola Enterprises	5,400	131
PepsiCo	30,965	2,268
		5,193
Food & Staples Retailing 2.3%
Costco Wholesale	10,200	626
CVS Caremark	39,539	1,567
Kroger	7,100	203
Sysco	15,000	534
Wal-Mart	48,060	2,098
Walgreen	7,800	368
Whole Foods Market	3,500	171
		5,567
Food Products 0.9%
Archer-Daniels-Midland	6,600	218
General Mills	10,855	630
Kraft Foods, Class A	35,087	1,211
		2,059
Household Products 2.5%
Clorox	10,400	634
Colgate-Palmolive	7,585	541
Kimberly-Clark	6,100	429
Procter & Gamble	64,561	4,541
		6,145
Personal Products 0.4%
Avon	24,300	912
		912
Tobacco 0.9%
Altria Group	33,010	2,295
		2,295

Total Consumer Staples		22,171
ENERGY 12.2%
Energy Equipment & Services 3.1%
Baker Hughes	13,320	1,204
BJ Services	13,280	353
FMC Technologies (1)	10,180	587
Grant Prideco (1)	13,800	752
Nabors Industries (1)	5,300	163
Schlumberger	33,180	3,484
Transocean (1)	9,440	1,067
		7,610
Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum	4,508	242
Chevron	25,172	2,356
ConocoPhillips	19,720	1,731
CONSOL Energy	15,800	736
Devon Energy	3,800	316
EOG Resources	5,540	401
ExxonMobil	113,228	10,480
Murphy Oil	11,200	783
Occidental Petroleum	10,260	658
Peabody Energy	9,600	460
Spectra Energy	27,900	683
Sunoco	12,600	892
Total, ADR	11,660	945
Valero Energy	8,000	537
Williams Companies	12,900	439
XTO Energy	7,300	451
		22,110

Total Energy		29,720

FINANCIALS 19.1%

Capital Markets 3.5%
Ameriprise Financial	2,100	132
Bank of New York Mellon	23,200	1,024
Bear Stearns	1,000	123
Federated Investors, Class B	8,700	345
Franklin Resources	3,300	421
Goldman Sachs	8,100	1,756
Lazard	5,500	233
Legg Mason	1,400	118
Lehman Brothers	9,600	593
Merrill Lynch	15,300	1,091
Morgan Stanley	24,100	1,518
Northern Trust	5,400	358
State Street	13,000	886
		8,598
Commercial Banks 3.1%
First Horizon National	16,800	448
Marshall & Ilsley	9,800	429
PNC Financial Services Group	6,100	416
SunTrust	13,400	1,014
Synovus Financial	15,500	435
U.S. Bancorp	40,400	1,314
Wachovia	20,000	1,003
Wells Fargo	72,100	2,568
		7,627
Consumer Finance 1.0%
American Express	22,200	1,318
Capital One Financial	11,000	731
Discover Financial (1)	12,750	265
		2,314
Diversified Financial Services 4.9%
Bank of America	58,896	2,961
CIT Group	6,400	257
Citigroup	118,500	5,530
CME Group	1,220	717
Interactive Brokers, Class A (1)	13,600	357
JPMorgan Chase	40,700	1,865
Moody's	4,900	247
		11,934
Insurance 4.6%
ACE Limited	9,600	581
Ambac Financial Group	1,000	63
American International Group	56,900	3,849
Aon	18,100	811
Genworth Financial, Class A	22,300	685
Hartford Financial Services	7,400	685
Lincoln National	9,200	607
Loews	7,800	377
Marsh & McLennan	3,200	82
MetLife	25,000	1,743
Progressive Corporation	12,700	247
Prudential Financial	14,500	1,415
The Travelers Companies	2,859	144
Willis Group Holdings	1,200	49
		11,338
Real Estate Investment Trusts (REITs) 1.1%
Boston Properties, REIT	5,300	550
Equity Residential, REIT	18,100	767
ProLogis, REIT	5,800	385
Simon Property Group, REIT	8,900	890
		2,592
Thrifts & Mortgage Finance 0.9%
Countrywide Financial	30,400	578
Freddie Mac	18,800	1,109
Sovereign Bancorp	8,400	143
Washington Mutual	7,900	279
		2,109

Total Financials		46,512

HEALTH CARE 11.9%

Biotechnology 1.3%
Amgen (1)	21,000	1,188
Celgene (1)	7,700	549
Cephalon (1)	1,900	139
Genentech (1)	1,890	147
Genzyme (1)	2,000	124
Gilead Sciences (1)	24,760	1,012
		3,159
Health Care Equipment & Supplies 2.1%
Alcon	2,600	374
Baxter International	4,400	248
Becton, Dickinson	6,000	492
C.R. Bard	3,400	300
Covidien (1)	21,950	911
Medtronic	27,800	1,568
St. Jude Medical (1)	13,100	577
Stryker	5,000	344
Zimmer Holdings (1)	3,000	243
		5,057
Health Care Providers & Services 2.3%
Aetna	15,800	857
Cardinal Health	11,800	738
CIGNA	10,900	581
Humana (1)	6,400	447
Laboratory Corporation of America (1)	6,300	493
McKesson	4,900	288
Medco (1)	3,500	316
UnitedHealth Group	14,300	693
WellPoint (1)	13,900	1,097
		5,510
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific (1)	10,800	624
		624
Pharmaceuticals 6.0%
Abbott Laboratories	18,700	1,003
Allergan	11,600	748
Barr Pharmaceuticals (1)	7,100	404
Bristol Myers Squibb	38,500	1,110
Eli Lilly	19,700	1,121
Johnson & Johnson	54,700	3,594
Merck	46,600	2,409
Pfizer	72,000	1,759
Schering-Plough	38,800	1,227
Sepracor (1)	1,000	27
Wyeth	27,000	1,203
		14,605

Total Health Care		28,955
INDUSTRIALS & BUSINESS SERVICES 11.4%

Aerospace & Defense 3.1%
Boeing	13,900	1,459
General Dynamics	22,600	1,909
Honeywell International	5,200	309
Lockheed Martin	3,700	402
Precision Castparts	1,900	281
Raytheon	13,300	849
Rockwell Collins	6,600	482
United Technologies	22,500	1,811
		7,502
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide	3,200	173
Expeditors International of Washington	11,200	530
UPS, Class B	7,600	571
		1,274
Airlines 0.3%
Southwest Airlines	47,300	700
		700
Building Products 0.1%
Masco	11,200	259
		259
Commercial Services & Supplies 0.6%
Allied Waste Industries (1)	56,000	714
Avery Dennison	4,000	228
Republic Services	12,000	392
Robert Half International	4,240	127
		1,461
Construction & Engineering 0.2%
Fluor	1,800	259
Foster Wheeler (1)	1,500	197
		456
Industrial Conglomerates 3.7%
3M	12,900	1,207
GE	159,700	6,612
McDermott International (1)	3,000	162
Tyco International (1)	23,550	1,044
		9,025
Machinery 2.1%
Caterpillar	5,300	416
Danaher	24,700	2,043
Deere	1,800	267
Dover	5,700	290
Illinois Tool Works	17,100	1,020
Ingersoll-Rand, Class A	17,800	970
Joy Global	3,400	173
		5,179
Road & Rail 0.7%
Canadian National Railway	9,100	519
Norfolk Southern	18,900	981
Union Pacific	1,000	113
		1,613
Trading Companies & Distributors 0.1%
Fastenal	6,500	295
		295

Total Industrials & Business Services		27,764
INFORMATION TECHNOLOGY 16.5%

Communications Equipment 3.1%
Alcatel-Lucent, ADR	53,496	545
Cisco Systems (1)	84,000	2,781
Corning	43,100	1,062
JDS Uniphase (1)	11,200	168
Juniper Networks (1)	23,900	875
Motorola	53,900	999
Qualcomm	25,200	1,065
		7,495
Computers & Peripherals 4.2%
Apple (1)	9,600	1,474
Dell (1)	75,900	2,095
EMC (1)	43,400	903
Hewlett-Packard	53,300	2,654
IBM	12,200	1,437
Network Appliance (1)	16,100	433
Seagate Technology	12,600	322
Sun Microsystems (1)	159,100	893
		10,211
Electronic Equipment & Instruments 0.5%
Agilent Technologies (1)	7,900	291
Tyco Electronics (1)	23,650	838
		1,129
Internet Software & Services 1.8%
eBay (1)	13,500	527
Google, Class A (1)	5,100	2,893
Monster Worldwide (1)	16,300	555
VeriSign (1)	3,500	118
Yahoo! (1)	15,900	427
		4,520
IT Services 0.9%
Accenture, Class A	13,630	549
Automatic Data Processing	17,250	792
Computer Sciences (1)	2,600	145
Electronic Data Systems	13,400	293
Western Union	16,700	350
		2,129
Semiconductor & Semiconductor Equipment 2.7%
Advanced Micro Devices (1)	96,700	1,277
Applied Materials	39,000	807
ASML Holding, ADS (1)	13,000	427
Broadcom, Class A (1)	19,300	703
Intel	53,700	1,389
Marvell Technology Group (1)	71,500	1,171
Maxim Integrated Products	13,200	387
Xilinx	20,400	533
		6,694
Software 3.3%
Autodesk (1)	8,200	410
Electronic Arts (1)	4,800	269
Intuit (1)	24,200	733
Microsoft	174,700	5,146
Oracle (1)	33,800	732
Red Hat (1)	44,100	876
		8,166
Total Information Technology		40,344
MATERIALS 2.8%
Chemicals 1.3%
Air Products and Chemicals	4,900	479
Dow Chemical	12,700	547
DuPont	13,100	649
Monsanto	9,000	772
Praxair	7,300	612
Sigma Aldrich	2,200	107
		3,166
Metals & Mining 1.1%
Allegheny Technologies	2,900	319
Barrick Gold	3,300	133
Freeport-McMoRan Copper & Gold	12,244	1,284
Nucor	10,200	607
Rio Tinto, ADR	1,000	343
		2,686
Paper & Forest Products 0.4%
Bowater	6,700	100
International Paper	16,500	592
Weyerhaeuser	4,600	332
		1,024

Total Materials		6,876
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 2.2%
AT&T	128,357	5,431
		5,431
Wireless Telecommunication Services 1.5%
American Tower Systems, Class A (1)	27,417	1,194
Crown Castle International (1)	23,000	934
MetroPCS Communications (1)	23,400	638
Rogers Communications, Class B	18,900	861
		3,627
Total Telecommunication Services		9,058
UTILITIES 3.2%
Electric Utilities 1.7%
American Electric Power	5,700	263
Edison International	10,800	599
Entergy	8,100	877
Exelon	18,400	1,386
FirstEnergy	3,500	222
PPL	11,900	551
Reliant Energy (1)	13,800	353
		4,251
Independent Power Producers & Energy Traders 0.8%
AES (1)	42,800	858
Constellation Energy Group	3,500	300
Dynegy, Class A (1)	40,700	376
NRG Energy (1)	7,700	325
		1,859
Multi-Utilities 0.7%
Ameren	3,400	178
NiSource	4,900	94
Public Service Enterprise	7,500	660
Sempra Energy	7,500	436
Teco Energy	22,500	370
		1,738
Total Utilities		7,848
Total Common Stocks (Cost $193,496)		242,115
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Investment Fund, 4.41% (2)(3)	1,202,604	1,203
		1,203
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 3.85%, 12/20/07 (4)	90,000	89
		89
Total Short-Term Investments (Cost $1,292)		1,292
Total Investments in Securities
99.8% of Net Assets (Cost $194,788)		$243,407

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2007.
ADR	American Depository Receipts
ADS	American Depository Shares
REIT	Real Estate Investment Trust

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 11 S&P 500 Mini contracts
$90 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	$846	$46
Net payments (receipts) of variation
margin to date			(49)
Variation margin receivable (payable)
on open futures contracts			$(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Opportunity Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $194,788,000. Net unrealized gain aggregated $48,665,000 at period-end, of which $53,347,000 related to appreciated investments and $4,682,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $61,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $1,203,000 and $1,759,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007